Intangible assets and goodwill (Tables)	12 Months Ended
Jun. 30, 2024
Intangible assets and goodwill
Schedule of components of intangible assets and goodwill

	Year Ended June 30,
(in € thousands)	2023	2024
Intangible assets with finite life
Software and license	806	473
Intangible assets with indefinite life
Trademark	15,585	15,585
Goodwill	138,892	138,892
	155,283	154,950

Disclosure Of detailed information about change required for carrying amount to be equal to recoverable amount, explanatory

	Change required for carrying amount to be equal to
	recoverable amount
(in percentage)	2023	2024
Online
Discount rate	3.9%	2.4%
EBITDA margin in Terminal value	(2.9)%	(1.9)%
Budgeted revenue growth rate (CAGR for the next five years)	(8.1)%	(5.4)%

Intangible assets with finite useful lives
Intangible assets and goodwill
Schedule of reconciliation of changes in intangible assets and goodwill

	Year ended June 30,
(in € thousands)	2023	2024
Cost
Beginning of fiscal year	4,587	5,179
Additions	592	145
End of fiscal year	5,179	5,324

Accumulated depreciation and impairment
Beginning of fiscal year	3,841	4,373
Amortization charge of the year	532	477
End of fiscal year	4,373	4,850
Carrying amount at end of year	806	474

Trademarks
Intangible assets and goodwill
Schedule of assumptions used for impairment testing indefinite-lived intangible assets

	Fiscal Year
(in € thousands)	2023	2024
Discount rate MYTHERESA	10.6%	9.4%
Discount rate THERESA	10.2%	8.8%
Royalty rate	2.0%	2.0%
Terminal revenue growth rate	2.0%	2.0%

Goodwill
Intangible assets and goodwill
Schedule of assumptions used for impairment testing indefinite-lived intangible assets

	Fiscal Year
(in € thousands)	2023	2024
Online
Budgeted revenue growth rate (CAGR for the next five years)	17.42%	14.33%
EBITDA margin in Terminal value	7.8%	7.5%
Terminal growth rate	2.0%	2.0%
Pre-Tax Discount rate	13.8%	12.2%
Retail store
Budgeted revenue growth rate (CAGR for the next five years)	1.65%	2.2%
EBITDA margin in Terminal value	32.9%	32.9%
Terminal growth rate	2.0%	2.0%
Pre-Tax Discount rate	12.6%	12.0%